Pay vs Performance Disclosure	5 Months Ended	7 Months Ended	12 Months Ended
	Sep. 30, 2022	May 09, 2022	Sep. 30, 2025 USD ($) $ / shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($) $ / shares	Sep. 30, 2022 USD ($) $ / shares	Sep. 30, 2021 USD ($) $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay vs. Performance

The following table sets forth:

(i) the compensation for Thomas Gendron, our principal executive officer (“PEO”) in fiscal year 2021 and fiscal year 2022 until May 9, 2022,

(ii) the compensation for Charles Blankenship, our PEO since May 9, 2022, and

(iii) the average compensation for our NEOs other than either of our PEOs (“non-PEO NEOs”).

Such amounts are reported for fiscal years 2025, 2024, 2023, 2022, and 2021, both as reported in the Summary Compensation Table and with certain adjustments to reflect the “compensation actually paid” (or “CAP”) to such individuals, as calculated in accordance with rules adopted by the SEC in August 2022. In the tables below, Mr. Gendron is referred to as “PEO 1” and Mr. Blankenship is referred to as “PEO 2.” “Compensation actually paid” does not reflect amounts actually realized by either of our PEOs and Non-PEO NEOs and may be higher or lower than amounts, if any, that are actually realized by such individuals. The table below also provides information for each fiscal year regarding our cumulative TSR, the cumulative return of our peer group, our net income, and our EIP EPS. Additional information regarding our compensation philosophy, the structure of our performance-based compensation programs, and compensation decisions made this year is described above in our “Compensation Discussion and Analysis.”

							VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:

FISCAL YEAR	SCT* TOTAL FOR PEO 1 ($)	COMPENSATION ACTUALLY PAID TO PEO 1(1)(2) ($)	SCT TOTAL FOR PEO 2 ($)	COMPENSATION ACTUALLY PAID TO PEO 2(1)(2) ($)	AVERAGE SCT TOTAL FOR NON‑PEO NEOS(3)(4) ($)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(2)(4) ($)	TOTAL SHAREHOLDER RETURN(5) ($)	PEER GROUP TOTAL SHAREHOLDER RETURN S&P 400 MIDCAP(6) ($)	NET INCOME(7) ($ IN 1,000S)	EIP EPS(8) ($)

2025	N/A	N/A	10,482,876	25,372,870	2,755,706	6,340,139	325	189	442,111	6.91

2024	N/A	N/A	11,177,865	18,875,282	2,986,331	4,404,508	220	178	372,971	5.36

2023	N/A	N/A	7,615,536	13,715,786	3,054,183	4,256,756	158	141	232,368	4.21

2022	5,025,133	16,989	6,984,261	5,891,379	1,421,731	365,530	101	122	171,698	2.75

2021	5,611,439	12,792,019	N/A	N/A	2,385,323	3,965,323	142	144	208,649	3.24

* SCT: Summary Compensation Table

(1)
Compensation actually paid does not mean that our PEO was actually paid those amounts in the listed fiscal year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC’s rules. For our PEO for fiscal year 2025 (Mr. Blankenship), this is shown in the adjustment table below.

ADJUSTMENTS	($)

Summary Compensation Table Total for PEO for Covered Year (Fiscal Year 2025)	10,482,876

Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table for Covered Year	5,898,696

Plus Value, as of Covered Year-End, of Equity Awards Granted During the Covered Year That Were Outstanding and Unvested at Covered Year-End	9,064,840

Plus Year-over-Year Change in Fair Value, between the Immediately Prior Fiscal Year-End and the Covered Fiscal Year-End, of Outstanding and Unvested Equity Awards that Were Granted in Previous Fiscal Years	10,367,248

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	0

Plus Change in Fair Value, between the Vesting Date and the End of the Immediately Prior Fiscal Year, of Equity Awards Granted in Prior Fiscal Years that Vested in the Covered Year	1,194,343

Minus Fair Value at the End of the Immediately Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	0

Plus Value of Dividends or other Earnings Paid on Stock Option Awards in the Covered Year not Otherwise Reflected in Fair Value or Total Compensation	162,258

Compensation Actually Paid to PEO in the Covered Year	25,372,870

(2)
For purposes of the adjustments to determine “compensation actually paid,” we computed the fair value of stock option awards and restricted stock units in accordance with ASC 718 as of the end of the relevant fiscal year, other than fair values of equity awards that vested in the Covered Year, which are valued as of the applicable vesting date. The valuation assumptions used in the calculation of such amounts are set forth in Note 21 of Woodward’s financial statements in its Annual Report on Form 10-K for the fiscal year ended September 30, 25, filed with the SEC on November 25, 2025.
(3)
This figure is the average of the summary compensation table total compensation for the non-PEO NEOs in each listed fiscal year. The names of the non-PEO NEOs for each fiscal year are:

2025	William Lacey, Thomas Cromwell, Randall Hobbs, and Terence Voskuil
2024	William Lacey, Thomas Cromwell, A. Christopher Fawzy, Randall Hobbs, and Terence Voskuil
2023	Mark Hartman, Thomas Cromwell, A. Christopher Fawzy, Sagar Patel, William Lacey, Randall Hobbs, and Roger Ross
2022	Mark Hartman, Thomas Cromwell, A. Christopher Fawzy, and Sagar Patel
2021	Thomas Cromwell, Sagar Patel, Roger Ross, and Robert Weber, Jr.

(4)
This figure is the average of compensation actually paid for the non-PEO NEOs in each fiscal year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed fiscal year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC's rules, as shown in the adjustment table below for fiscal year 2025.

ADJUSTMENTS	($)

Average Summary Compensation Table Total for Non-PEO NEOs for Covered Year (Fiscal Year 2025)	2,755,706

Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table for Covered Year	1,193,368

Plus Non-PEO NEO Average Value, as of Covered Year-End, of Equity Awards Granted During Covered Year That Were Outstanding and Unvested at Covered Year-End	1,833,908

Plus Non-PEO NEO Average Change in Fair Value, between the Immediately Prior Fiscal Year-End and the Covered Fiscal Year-End, of Outstanding and Unvested Equity Awards that Were Granted in Previous Fiscal Years	2,848,010

Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	0

Plus Non-PEO NEO Average Change in Fair Value, between the Vesting Date and the End of the Immediately Prior Fiscal Year, of Equity Awards Granted in Prior Fiscal Years that Vested in the Covered Year	44,608

Minus Non-PEO NEO Average Fair Value at the End of the Immediately Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	0

Plus Value of Dividends or other Earnings Paid on Stock Option Awards in the Covered Year not Otherwise Reflected in Fair Value or Total Compensation	51,275

Average Compensation Actually Paid to Non-PEO NEOs in the Covered Year	6,340,139

(5)
TSR is calculated by assuming that a $100 investment was made at the close of trading on September 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.
(6)
The peer group used is the S&P MidCap 400, as used in the Company's performance graph in our annual report. TSR is calculated by assuming that a $100 investment was made at the close of trading on September 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.
(7)
The dollar amounts reported are the Company's net earnings, as reflected in the Company’s audited financial statements.
(8)
In the Company's assessment, EIP EPS was identified as the most important financial performance measure used by us in fiscal year 2025 to link compensation actually paid to performance. Our definition of EIP EPS is described in the “Compensation Discussion and Analysis.” In fiscal year 2022, in light of performance below threshold, the Human Capital and Compensation Committee (then known as the Compensation Committee) did not evaluate potential adjustments for purposes of the short-term incentive plan. In fiscal year 2021, the Human Capital and Compensation Committee (then known as the Compensation Committee) did not establish specific metrics or criteria under the short-term incentive plan because of the economic challenges resulting from COVID-19 and in an effort to maintain cash and liquidity in the uncertain operating environment caused by the pandemic. For these reasons, amounts included for fiscal years 2022 and 2021 reflect the Company’s adjusted earnings per share in such year as this is the closest measure to EIP EPS. No short-term incentive payout was made to any NEO in fiscal years 2022 or 2021.

Company Selected Measure Name			EIP EPS
Peer Group Issuers, Footnote
(6)
The peer group used is the S&P MidCap 400, as used in the Company's performance graph in our annual report. TSR is calculated by assuming that a $100 investment was made at the close of trading on September 30, 2020 and reinvesting all dividends until the last day of each reported fiscal year.

Adjustment To PEO Compensation, Footnote

ADJUSTMENTS	($)

Summary Compensation Table Total for PEO for Covered Year (Fiscal Year 2025)	10,482,876

Minus Grant Date Fair Value of Equity Awards in Summary Compensation Table for Covered Year	5,898,696

Plus Value, as of Covered Year-End, of Equity Awards Granted During the Covered Year That Were Outstanding and Unvested at Covered Year-End	9,064,840

Plus Year-over-Year Change in Fair Value, between the Immediately Prior Fiscal Year-End and the Covered Fiscal Year-End, of Outstanding and Unvested Equity Awards that Were Granted in Previous Fiscal Years	10,367,248

Plus Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	0

Plus Change in Fair Value, between the Vesting Date and the End of the Immediately Prior Fiscal Year, of Equity Awards Granted in Prior Fiscal Years that Vested in the Covered Year	1,194,343

Minus Fair Value at the End of the Immediately Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	0

Plus Value of Dividends or other Earnings Paid on Stock Option Awards in the Covered Year not Otherwise Reflected in Fair Value or Total Compensation	162,258

Compensation Actually Paid to PEO in the Covered Year	25,372,870

Non-PEO NEO Average Total Compensation Amount			$ 2,755,706	$ 2,986,331	$ 3,054,183	$ 1,421,731	$ 2,385,323
Non-PEO NEO Average Compensation Actually Paid Amount			$ 6,340,139	4,404,508	4,256,756	365,530	3,965,323
Adjustment to Non-PEO NEO Compensation Footnote
(3)
This figure is the average of the summary compensation table total compensation for the non-PEO NEOs in each listed fiscal year. The names of the non-PEO NEOs for each fiscal year are:

2025	William Lacey, Thomas Cromwell, Randall Hobbs, and Terence Voskuil
2024	William Lacey, Thomas Cromwell, A. Christopher Fawzy, Randall Hobbs, and Terence Voskuil
2023	Mark Hartman, Thomas Cromwell, A. Christopher Fawzy, Sagar Patel, William Lacey, Randall Hobbs, and Roger Ross
2022	Mark Hartman, Thomas Cromwell, A. Christopher Fawzy, and Sagar Patel
2021	Thomas Cromwell, Sagar Patel, Roger Ross, and Robert Weber, Jr.

(4)
This figure is the average of compensation actually paid for the non-PEO NEOs in each fiscal year. Compensation actually paid does not mean that these NEOs were actually paid those amounts in the listed fiscal year, but this is a dollar amount derived from the starting point of summary compensation table total compensation under the methodology prescribed under the SEC's rules, as shown in the adjustment table below for fiscal year 2025.

ADJUSTMENTS	($)

Average Summary Compensation Table Total for Non-PEO NEOs for Covered Year (Fiscal Year 2025)	2,755,706

Minus Non-PEO NEO Average Grant Date Fair Value of Equity Awards in Summary Compensation Table for Covered Year	1,193,368

Plus Non-PEO NEO Average Value, as of Covered Year-End, of Equity Awards Granted During Covered Year That Were Outstanding and Unvested at Covered Year-End	1,833,908

Plus Non-PEO NEO Average Change in Fair Value, between the Immediately Prior Fiscal Year-End and the Covered Fiscal Year-End, of Outstanding and Unvested Equity Awards that Were Granted in Previous Fiscal Years	2,848,010

Plus Non-PEO NEO Average Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Covered Year	0

Plus Non-PEO NEO Average Change in Fair Value, between the Vesting Date and the End of the Immediately Prior Fiscal Year, of Equity Awards Granted in Prior Fiscal Years that Vested in the Covered Year	44,608

Minus Non-PEO NEO Average Fair Value at the End of the Immediately Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year	0

Plus Value of Dividends or other Earnings Paid on Stock Option Awards in the Covered Year not Otherwise Reflected in Fair Value or Total Compensation	51,275

Average Compensation Actually Paid to Non-PEO NEOs in the Covered Year	6,340,139

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

List of Financial Performance Measures

As described in greater detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program and practices are designed to reinforce our pay-for-performance philosophy and align with sound governance principles. The metrics that the Company uses for both our short-term and long-term incentive awards are selected to promote alignment with our business strategy and to incentivize our NEOs toward long-term stockholder value creation. The financial performance measures identified as the most important and used by the Company to link executive “compensation actually paid” to the Company’s NEOs for the most recently completed fiscal year to the Company’s performance are as follows:

> EIP EPS

> EIP Free Cash Flow

> Return on Capital

EIP EPS, EIP Free Cash Flow and Return on Capital are non-GAAP financial measures. For more information on how EIP EPS and EIP Free Cash Flow are calculated, see “Compensation Discussion and Analysis” and “Annex 1 — Adjusted and Non-U.S. GAAP Financial Measures” at the end of this proxy statement. "Return on Capital" means net income, adjusted for accounting changes and after-tax interest expense, divided by the sum of total debt, stockholders’ equity, and non-controlling interest. As noted above, in the Company’s assessment, EIP EPS was identified as the most important financial performance measure we used in fiscal year 2025 to link compensation actually paid to performance.

Total Shareholder Return Amount			$ 325	220	158	101	142
Peer Group Total Shareholder Return Amount			189	178	141	122	144
Net Income (Loss)			$ 442,111,000	$ 372,971,000	$ 232,368,000	$ 171,698,000	$ 208,649,000
Company Selected Measure Amount | $ / shares			6.91	5.36	4.21	2.75	3.24
PEO Name	Charles Blankenship	Thomas Gendron	Charles Blankenship	Charles Blankenship	Charles Blankenship		Thomas Gendron
Measure:: 1
Pay vs Performance Disclosure
Name			EIP EPS
Measure:: 2
Pay vs Performance Disclosure
Name			EIP Free Cash Flow
Measure:: 3
Pay vs Performance Disclosure
Name			Return on Capital
Thomas A. Gendron [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount						$ 5,025,133	$ 5,611,439
PEO Actually Paid Compensation Amount						16,989	$ 12,792,019
Charles P. Blankenship [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount			$ 10,482,876	$ 11,177,865	$ 7,615,536	6,984,261
PEO Actually Paid Compensation Amount			25,372,870	$ 18,875,282	$ 13,715,786	$ 5,891,379
PEO | Charles P. Blankenship [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(5,898,696)
PEO | Charles P. Blankenship [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			9,064,840
PEO | Charles P. Blankenship [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			10,367,248
PEO | Charles P. Blankenship [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
PEO | Charles P. Blankenship [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,194,343
PEO | Charles P. Blankenship [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			162,258
PEO | Charles P. Blankenship [Member] | Fair Value at the End of the Immediately Prior Fiscal Year of Equity Awards that Failed to Meet Vesting Conditions in the Covered Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(1,193,368)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			1,833,908
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,848,010
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			44,608
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 51,275